First Quarter Report
August 31, 2023 (Unaudited)
Columbia Flexible Capital Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Flexible Capital Income Fund, August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 42.9%
Issuer	Shares	Value ($)
Communication Services 1.8%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	475,000	7,025,250
Verizon Communications, Inc.	200,000	6,996,000
Total		14,021,250
Media 0.8%
Comcast Corp., Class A	215,000	10,053,400
Total Communication Services		24,074,650
Consumer Discretionary 1.8%
Broadline Retail 0.4%
Macy’s, Inc.	425,000	5,197,750
Hotels, Restaurants & Leisure 0.5%
Darden Restaurants, Inc.	42,500	6,609,175
Household Durables 0.4%
Newell Brands, Inc.	475,000	5,025,500
Specialty Retail 0.5%
Home Depot, Inc. (The)	20,000	6,606,000
Total Consumer Discretionary		23,438,425
Consumer Staples 2.5%
Food Products 1.0%
Kraft Heinz Co. (The)	400,000	13,236,000
Personal Care Products 0.5%
Kenvue, Inc.	300,000	6,915,000
Tobacco 1.0%
Philip Morris International, Inc.	140,000	13,448,400
Total Consumer Staples		33,599,400
Energy 4.8%
Oil, Gas & Consumable Fuels 4.8%
Chesapeake Energy Corp.	80,000	7,056,800
Chevron Corp.	85,000	13,693,500
Exxon Mobil Corp.	185,000	20,570,150
Pioneer Natural Resources Co.	65,000	15,465,450
Valero Energy Corp.	50,000	6,495,000
Total		63,280,900
Total Energy		63,280,900
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 8.6%
Banks 2.6%
JPMorgan Chase & Co.	92,500	13,535,525
M&T Bank Corp.	105,000	13,130,250
New York Community Bancorp, Inc.	700,000	8,596,000
Total		35,261,775
Capital Markets 3.4%
Ares Capital Corp.	750,000	14,617,500
Blackstone Secured Lending Fund	375,000	10,421,250
Carlyle Group, Inc. (The)	215,000	6,955,250
Morgan Stanley	150,000	12,772,500
Total		44,766,500
Financial Services 0.1%
Clovis Liquidation Trust(a),(b),(c)	11,789,772	1,359,361
Insurance 1.0%
MetLife, Inc.	215,000	13,618,100
Mortgage Real Estate Investment Trusts (REITS) 1.5%
Blackstone Mortgage Trust, Inc.	425,000	9,358,500
Starwood Property Trust, Inc.	500,000	10,215,000
Total		19,573,500
Total Financials		114,579,236
Health Care 6.2%
Biotechnology 2.0%
AbbVie, Inc.	100,000	14,696,000
Amgen, Inc.	45,000	11,535,300
Total		26,231,300
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	160,000	6,496,000
Medtronic PLC	120,000	9,780,000
Total		16,276,000
Health Care Providers & Services 0.5%
CVS Health Corp.	100,000	6,517,000
2	Columbia Flexible Capital Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	160,000	9,864,000
Merck & Co., Inc.	130,000	14,167,400
Pfizer, Inc.	275,000	9,729,500
Total		33,760,900
Total Health Care		82,785,200
Industrials 3.4%
Aerospace & Defense 0.8%
RTX Corp.	120,000	10,324,800
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	75,000	12,705,000
Ground Transportation 0.5%
Union Pacific Corp.	30,000	6,617,100
Machinery 1.2%
AGCO Corp.	55,000	7,124,150
Stanley Black & Decker, Inc.	92,500	8,730,150
Total		15,854,300
Total Industrials		45,501,200
Information Technology 6.3%
Communications Equipment 1.2%
Cisco Systems, Inc.	265,000	15,197,750
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	300,000	9,846,000
IT Services 1.0%
International Business Machines Corp.	92,500	13,581,775
Semiconductors & Semiconductor Equipment 2.6%
Broadcom, Inc.	15,000	13,843,350
QUALCOMM, Inc.	62,500	7,158,125
Texas Instruments, Inc.	77,500	13,024,650
Total		34,026,125
Technology Hardware, Storage & Peripherals 0.8%
Diebold Nixdorf, Inc.(b)	58,488	1,041,671
HP, Inc.	325,000	9,655,750
Total		10,697,421
Total Information Technology		83,349,071
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.1%
Chemicals 1.6%
Dow, Inc.	250,000	13,640,000
Nutrien Ltd.	110,000	6,965,200
Total		20,605,200
Metals & Mining 0.5%
Newmont Corp.	170,000	6,701,400
Total Materials		27,306,600
Real Estate 3.5%
Industrial REITs 0.5%
Prologis, Inc.	55,000	6,831,000
Office REITs 0.3%
Boston Properties, Inc.	50,000	3,338,500
Real Estate Management & Development 0.0%
WeWork, Inc., Class A(b)	1,506,600	177,779
Residential REITs 0.7%
Invitation Homes, Inc.	250,000	8,522,500
Retail REITs 1.0%
Realty Income Corp.	120,000	6,724,800
Simon Property Group, Inc.	60,000	6,809,400
Total		13,534,200
Specialized REITs 1.0%
American Tower Corp.	35,000	6,346,200
VICI Properties, Inc.	225,000	6,939,000
Total		13,285,200
Total Real Estate		45,689,179
Utilities 1.9%
Electric Utilities 1.4%
Duke Energy Corp.	70,000	6,216,000
Entergy Corp.	65,000	6,191,250
FirstEnergy Corp.	185,000	6,672,950
Total		19,080,200
Multi-Utilities 0.5%
DTE Energy Co.	60,000	6,202,800
Total Utilities		25,283,000
Total Common Stocks (Cost $505,971,145)		568,886,861

Columbia Flexible Capital Income Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2023 (Unaudited)
Convertible Bonds 13.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.5%
American Airlines Group, Inc.
07/01/2025	6.500%	5,700,000	6,498,000
Automotive 0.5%
Lucid Group, Inc.(d)
12/15/2026	1.250%	3,000,000	1,942,500
Rivian Automotive, Inc.(d)
03/15/2029	4.625%	3,000,000	4,144,500
Total			6,087,000
Cable and Satellite 0.9%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	20,000,000	12,100,000
Consumer Products 0.5%
Beauty Health Co. (The)(d)
10/01/2026	1.250%	8,500,000	6,566,250
Diversified Manufacturing 1.0%
Bloom Energy Corp.(d)
06/01/2028	3.000%	6,000,000	6,408,600
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	6,500,000	6,349,850
Total			12,758,450
Electric 1.0%
Duke Energy Corp.(d)
04/15/2026	4.125%	7,200,000	7,016,400
FirstEnergy Corp.(d)
05/01/2026	4.000%	7,000,000	6,783,374
Total			13,799,774
Finance Companies 0.5%
Bread Financial Holdings, Inc.(d)
06/15/2028	4.250%	5,500,000	6,355,800
Health Care 0.5%
CONMED Corp.
06/15/2027	2.250%	6,800,000	6,810,200
Healthcare REIT 0.5%
Welltower OP LLC(d)
05/15/2028	2.750%	6,800,000	6,993,800
Independent Energy 0.0%
Chesapeake Energy Escrow(e)
09/15/2026	0.000%	10,500,000	210,000
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 1.0%
NCL Corp., Ltd.
02/15/2027	2.500%	7,800,000	6,770,400
Royal Caribbean Cruises Ltd.
08/15/2025	6.000%	3,000,000	6,304,450
Total			13,074,850
Media and Entertainment 0.5%
fuboTV, Inc.
02/15/2026	3.250%	10,500,000	6,790,350
Other Financial Institutions 0.6%
RWT Holdings, Inc.
10/01/2025	5.750%	9,000,000	8,201,250
Other REIT 1.7%
PennyMac Corp.
03/15/2026	5.500%	14,500,000	12,887,600
Redwood Trust, Inc.
06/15/2027	7.750%	2,000,000	1,851,250
Starwood Property Trust, Inc.
07/15/2027	6.750%	6,800,000	7,112,800
Total			21,851,650
Other Utility 0.5%
American Water Capital Corp.(d)
06/15/2026	3.625%	6,800,000	6,770,080
Pharmaceuticals 1.5%
BridgeBio Pharma, Inc.
02/01/2029	2.250%	8,500,000	6,603,650
Cytokinetics, Inc.
07/01/2027	3.500%	7,000,000	6,589,100
Mirum Pharmaceuticals, Inc.(d)
05/01/2029	4.000%	6,000,000	6,873,750
Total			20,066,500
Retailers 0.8%
Farfetch Ltd.
05/01/2027	3.750%	8,300,000	5,183,350
Wayfair, Inc.(d)
09/15/2027	3.250%	4,139,000	5,484,175
Total			10,667,525
Technology 0.9%
2U, Inc.
05/01/2025	2.250%	9,500,000	6,042,000

4	Columbia Flexible Capital Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2023 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Infinera Corp.
08/01/2028	3.750%	6,700,000	6,502,350
Total			12,544,350
Transportation Services 0.5%
Air Transport Services Group, Inc.(d)
08/15/2029	3.875%	6,600,000	6,580,200
Total Convertible Bonds (Cost $191,811,172)			184,726,029

Convertible Preferred Stocks 6.7%
Issuer		Shares	Value ($)
Financials 2.4%
Banks 1.0%
Bank of America Corp.(f)	7.250%	11,000	12,760,990
Capital Markets 0.3%
AMG Capital Trust II	5.150%	87,500	4,283,125
Financial Services 1.1%
Apollo Global Management, Inc.	6.750%	270,000	14,590,800
Total Financials			31,634,915
Industrials 1.0%
Machinery 0.5%
Chart Industries, Inc., ADR	6.750%	100,000	7,049,000
Professional Services 0.5%
Clarivate PLC	5.250%	190,000	6,072,400
Total Industrials			13,121,400
Utilities 3.3%
Electric Utilities 1.0%
NextEra Energy, Inc.	6.926%	300,000	12,621,000
Gas Utilities 1.3%
Spire, Inc.	7.500%	210,000	9,249,785
UGI Corp.	7.250%	135,000	8,214,230
Total			17,464,015
Multi-Utilities 1.0%
NiSource, Inc.	7.750%	135,000	13,338,000
Total Utilities			43,423,015
Total Convertible Preferred Stocks (Cost $101,142,055)			88,179,330
Corporate Bonds & Notes 33.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.0%
Bombardier, Inc.(d)
06/15/2026	7.125%	13,000,000	12,790,252
Rolls-Royce PLC(d)
10/15/2027	5.750%	7,020,000	6,830,812
Spirit AeroSystems, Inc.(d)
04/15/2025	7.500%	7,200,000	7,109,945
Total			26,731,009
Airlines 0.5%
American Airlines, Inc.(d)
02/15/2028	7.250%	7,000,000	6,870,802
Automotive 0.5%
Ford Motor Credit Co. LLC
03/06/2026	6.950%	7,107,000	7,122,929
Cable and Satellite 0.8%
Comcast Corp.
08/15/2025	3.375%	7,500,000	7,249,717
Telesat Canada/LLC(d)
10/15/2027	6.500%	7,114,000	3,535,840
Total			10,785,557
Chemicals 1.1%
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	7,000,000	6,855,606
Olympus Water US Holding Corp.(d)
10/01/2029	6.250%	9,000,000	7,242,921
Total			14,098,527
Construction Machinery 0.6%
PECF USS Intermediate Holding III Corp.(d)
11/15/2029	8.000%	12,500,000	8,006,091
Consumer Cyclical Services 0.5%
Staples, Inc.(d)
04/15/2026	7.500%	7,500,000	6,185,019
Consumer Products 1.7%
Mattel, Inc.(d)
04/01/2029	3.750%	3,500,000	3,110,701
Mattel, Inc.
10/01/2040	6.200%	2,770,000	2,587,808
11/01/2041	5.450%	1,100,000	945,702
Newell Brands, Inc.
09/15/2027	6.375%	4,600,000	4,516,122
09/15/2029	6.625%	4,600,000	4,556,221

Columbia Flexible Capital Income Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SWF Escrow Issuer Corp.(d)
10/01/2029	6.500%	10,500,000	6,820,009
Total			22,536,563
Electric 0.6%
DTE Energy Co.
11/01/2024	4.220%	7,500,000	7,356,531
Food and Beverage 1.6%
Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	13,929,000	11,936,018
United Natural Foods, Inc.(d)
10/15/2028	6.750%	10,320,000	8,612,522
Total			20,548,540
Gaming 0.8%
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	12,500,000	11,017,874
Health Care 1.6%
Quotient Ltd.(a),(c),(d),(g)
04/15/2030	12.000%	1,644,839	1,644,839
Surgery Center Holdings, Inc.(d)
07/01/2025	6.750%	7,000,000	6,983,313
Tenet Healthcare Corp.
10/01/2028	6.125%	13,500,000	13,002,704
Total			21,630,856
Independent Energy 3.0%
Hilcorp Energy I LP/Finance Co.(d)
04/15/2030	6.000%	14,500,000	13,482,424
Occidental Petroleum Corp.
07/15/2044	4.500%	9,800,000	7,302,662
04/15/2046	4.400%	12,200,000	9,374,203
Southwestern Energy Co.
02/01/2029	5.375%	10,000,000	9,480,428
Total			39,639,717
Leisure 2.2%
Carnival Corp.(d)
05/01/2029	6.000%	14,500,000	13,080,026
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	7,300,000	7,048,717
NCL Corp., Ltd.(d)
02/15/2029	7.750%	9,500,000	9,034,731
Total			29,163,474
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 2.9%
Clear Channel Outdoor Holdings, Inc.(d)
04/15/2028	7.750%	17,000,000	13,306,869
Deluxe Corp.(d)
06/01/2029	8.000%	8,000,000	6,804,941
Lions Gate Capital Holdings LLC(d)
04/15/2029	5.500%	18,000,000	10,964,795
Mav Acquisition Corp.(d)
08/01/2029	8.000%	8,000,000	7,112,196
Total			38,188,801
Oil Field Services 1.3%
Nabors Industries Ltd.(d)
01/15/2026	7.250%	7,500,000	7,218,876
01/15/2028	7.500%	3,231,000	2,980,279
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	7,189,000	7,416,728
Total			17,615,883
Other Financial Institutions 0.0%
WeWork Companies, Inc.(d),(g)
08/15/2027	12.000%	6,975,000	593,686
Packaging 1.5%
ARD Finance SA(d),(g)
06/30/2027	6.500%	8,754,310	7,018,329
Mauser Packaging Solutions Holding Co.(d)
04/15/2027	9.250%	14,000,000	12,672,254
Total			19,690,583
Pharmaceuticals 1.4%
1375209 BC Ltd.(d)
01/30/2028	9.000%	1,957,000	1,959,603
Amgen, Inc.
03/02/2025	5.250%	7,500,000	7,468,199
Bausch Health Companies, Inc.(d)
09/30/2028	11.000%	3,477,000	2,488,459
10/15/2030	14.000%	695,000	418,837
Organon Finance 1 LLC(d)
04/30/2031	5.125%	7,523,000	6,402,898
Total			18,737,996
Restaurants 0.9%
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2030	6.750%	15,000,000	12,392,162
Retailers 2.1%
Academy Ltd.(d)
11/15/2027	6.000%	7,833,000	7,500,601

6	Columbia Flexible Capital Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hanesbrands, Inc.(d)
02/15/2031	9.000%	6,500,000	6,524,300
L Brands, Inc.(d)
10/01/2030	6.625%	7,500,000	7,333,129
Magic MergeCo, Inc.(d)
05/01/2029	7.875%	9,700,000	6,702,373
Total			28,060,403
Supermarkets 0.5%
Safeway, Inc.
02/01/2031	7.250%	6,088,000	6,368,480
Technology 5.1%
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	6,500,000	5,810,452
Consensus Cloud Solutions, Inc.(d)
10/15/2026	6.000%	8,000,000	7,480,262
Minerva Merger Sub, Inc.(d)
02/15/2030	6.500%	13,000,000	11,293,546
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	12,155,000	11,353,212
NortonLifeLock, Inc.(d)
09/30/2027	6.750%	8,000,000	8,013,632
09/30/2030	7.125%	5,000,000	5,032,929
Picard Midco, Inc.(d)
03/31/2029	6.500%	8,000,000	7,160,796
Rocket Software, Inc.(d)
02/15/2029	6.500%	14,125,000	11,464,822
Total			67,609,651
Transportation Services 0.6%
XPO, Inc.(d)
06/01/2028	6.250%	7,400,000	7,251,825
Total Corporate Bonds & Notes (Cost $500,635,703)			448,202,959
Preferred Debt 0.5%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.5%
Citigroup Capital XIII(h)
10/29/2040	12.001%	240,000	6,931,200
Total Preferred Debt (Cost $6,358,276)			6,931,200

Warrants —%
Issuer	Shares	Value ($)
Health Care —%
Health Care Equipment & Supplies —%
Quotient Ltd.(a),(b),(c)	24,163	0
Quotient Ltd.(a),(b),(c)	111,309	0
Total		0
Total Health Care		0
Total Warrants (Cost $—)		0

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(i),(j)	8,925,576	8,922,899
Total Money Market Funds (Cost $8,921,165)		8,922,899
Total Investments in Securities (Cost: $1,314,839,516)		1,305,849,278
Other Assets & Liabilities, Net		20,276,318
Net Assets		1,326,125,596

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2023, the total value of these securities amounted to $3,004,200, which represents 0.23% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2023, the total value of these securities amounted to $425,741,965, which represents 32.10% of total net assets.
(e)	Zero coupon bond.
(f)	Perpetual security with no specified maturity date.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
Columbia Flexible Capital Income Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2023.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	508,491	92,953,171	(84,540,396)	1,633	8,922,899	874	192,202	8,925,576
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Flexible Capital Income Fund | First Quarter Report 2023

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1QT148_05_N01_(10/23)